                                   Gold Bank
                                     Funds

                                 Annual Report
                               December 31, 2002

                             Gold Bank Equity Fund
                          Gold Bank Money Market Fund

                                   Gold Bank
                                     Funds

                            Mutual funds managed by
                         Gold Capital Management, Inc.,
                  a subsidiary of Gold Banc Corporation, Inc.

                               Table of Contents

Gold Bank Equity Fund                            1
Gold Bank Money Market Fund                      5
Statements of Assets and Liabilities             9
Statements of Operations                        10
Statements of Changesin Net Assets              11
Notes to Financial Statements                   12
Financial Highlights                            14
Report of Independent Auditors                  15
Notice to Shareholders                          16

MESSAGE TO OUR SHAREHOLDERS

Message to our shareholders

This  publication  marks the first annual report for the Gold Bank Funds,  which were launched on January 1, 2002.  During this  twelve-month  period,  the stock market struggled and fell, marking only the third time in history the market has declined three consecutive  years. We experienced a slack U.S.  economy,  uneven corporate  earnings and  scandal,  the threat of  terrorist  attacks  around the world, and a looming military  showdown with Iraq and perhaps others. We saw the
90- day Treasury  bill rate decline 66 basis points  between  March 18, 2002 and early November when the Federal  Reserve,  after a year of  inactivity,  lowered short-  term  interest  rates by 50 basis  points  to  support  the  anemic  and sputtering  economic  recovery.  As the year ended,  inflation  continued  to be muted,  borrowing  costs were at historic low levels and equity  valuations  had come down from the unrealistic heights of the late 1990's.  Overall, the picture appears  brighter for equity markets in the coming year,  than in the past three years, even though the geopolitical situation continues to cloud the picture.

Dave Anderson,  our Chief Investment  Strategist,  stated in his January 4, 2003 newsletter  "we believe  that the March 2000 to October 2002 bear market was one of those once in a lifetime experiences that newer investors will have indelibly etched in their psyche for decades to come." For Dave and I, this was the second such once in a  lifetime  experience,  as we both were first  "educated"  in the
1973-74 bear market "massacre." This experience taught us to concentrate on easy to understand companies and to focus on five quantitative selection criteria:

1. Reasonable price to cash flow multiples
2. Solid, or at least understandable and improving financials
3. Positive insider trading activity
4. Appropriate tax rates
5. Sales growth rising faster than receivables and/or inventory growth

We  also  consider  qualitative  criteria  such  as  the  company's  competitive
environment,   and  management's  track  record  of  trust  and  delivering  for shareholders and employees.

These criteria and standards enabled Gold Bank Equity Fund (GLDEX),  categorized by Lipper Analytical Services as a "multi-cap value fund" to close its inaugural year down 6.9%.  While down, we take small comfort in the fact this  performance was better than virtually all the major equity market indices.  The average fund in its class measured by Lipper* decreased 17.9%, while the Morningstar US Value
Index* decreased 13.7%.

We are  pleased to have  managers  with  experience  and proven  success in Dave
Anderson  for GLDEX and Bill  Mitchell for GLDXX.  If you would like  additional information,  please  contact us at  1-800-481-2591.  Again,  thank you for your continued investments and support.

Best Regards,

/s/Malcolm M. Aslin

Malcolm M. Aslin
President

*These  indices do not  represent  any fund.  It is not possible to invest in an index.

Shares of the Gold Bank Funds are not deposits or obligations of, nor guaranteed by, Gold Banc Corporation,  Inc. or any other banking institution.  They are not federally  insured by the Federal Deposit  Insurance  Corporation  (FDIC) or any
other government  agency.  These shares involve  investment risk,  including the possible loss of the principal invested.

Portfolio Manager Market Review

Gold Bank Equity Fund-- GLDEX

Series Inception Date: 1/1/2002
Series Size: $3.1 Million

The Gold Bank Equity Fund started  2002 at $10.00 per share,  ending the year at
$9.21.  Adjusted for the $.10 capital gain and dividend income payout,  the fund was down 6.9% for the year. The average stock mutual fund declined 21.3% in 2002
(and 33%, since the peak), as investors lost $2.8 trillion in value (or, $25,000 per capita in  America).  Only  three of the Dow 30 stocks  were up for the year
(2002)  and the only  double-digit  gainer in the index was  Eastman  Kodak (EK,
+20%).  The table  below  displays  how broad the  three-year  carnage has been, except for bonds:

                                    Cumulative
Sector                           2002     2001     2000     3-Years
Technology                      (35.7%)  (26.0%)  (41.0%)  (71.9%)
Telecom                         (33.7%)  (13.7%)  (39.7%)  (65.5%)
Utilities                       (32.8%)  (32.5%)  +54.0%   (31.2%)
Industrials                     (27.0%)  ( 7.0%)   +4.5%   (29.0%)
Consumer Cyclicals              (24.5%)   +2.0%   (20.7%)  (38.9%)
Healthcare                      (20.0%)  (12.9%)  +35.5%   ( 5.6%)
Financials                      (15.2%)  (10.5%)  +23.4%   ( 6.3%)
Energy                          (12.2%)  (12.3%)  +13.2%   (12.8%)
Materials                       ( 7.2%)   +1.0%   (17.7%)  (22.9%)
Consumer Staples                ( 5.7%)  ( 8.3%)  +14.5%   ( 1.0%)
S&P 500 (Cap Wt.)               (23.4%)  (13.0%)  (10.0%)  (40.1%)
S&P 500 (Equal Wt.)             (10.3%)  ( 0.3%)   +7.1%   ( 4.2%)
Dow Jones Industrials           (16.8%)  ( 7.1%)  ( 6.2%)  (27.5%)
NASDAQ                          (31.5%)  (21.1%)  (39.3%)  (67.2%)
S&P Mid-Cap 400                 (15.5%)  ( 1.6%)  +16.2%   ( 3.4%)
S&P Small-Cap 600               (15.3%)   +5.7%   +11.0%   ( 0.69%)
Gold Bank Equity Fund           ( 6.9%)   n/a      n/a      n/a
90-Day T-Bills                   +1.6%    +3.4%    +6.1%   +11.5%
5-Year Treasury Notes           +10.2%    +6.6%   +12.6%   +32.3%

2002 was riddled with accounting  scandals and big companies that went bankrupt, many by surprise.  The Gold Bank Equity Fund benefited by fortunate selection of
"simple," easy to understand,  firms of substance.  As always, we emphasized our five selection criteria mentioned in the President's introductory letter.

In the  early  1980s,  energy  stocks  were  such  sustained  leaders  that they eventually  comprised 30% of the cap-weighted  S&P 500 at the peak.  Despite recurring  and powerful  rallies,  energy  stocks now  represent  only 6% of the index. In early 2000, tech and telecom stocks  accounted for 43% of the S&P, they now comprise 18%. Eventually, when their leadership has totally dissipated, techs will likely account for less than 10% of the universe. We are now cautious toward financials because they make up 20% of the S&P, an all-time peak.

The  breadth  of  the   retreat  in  stock   market   prices --  uniformly   and
indiscriminately  across  virtually  all  economic  sectors-- did not enable any investor to escape  unscathed.  However,  we feel very fortunate thanks to solid selections within many categories,  to have declined less than any group, except for consumer staples at (5.7%).

It appears to us that corporate earnings will recover in 2003 and we have chosen to emphasize  individual  stocks that will benefit from this  recovery.  We also have chosen to remain most underweighted in financial stocks.

No one knows for sure if now is a good opportunity for beleaguered, risk adverse investors  to cash  out,  or the  beginning  of a long  base-  building  period.
However,  interest rates are low and the market appears to have made a cycle low on October 9, 2002.  Broadly speaking,  stocks are no longer  overvalued,  legal insiders are buying and we view this as an  opportune  time to  accumulate  well researched stocks.

/s/David B. Anderson

Portfolio Manager Market Review

Gold Bank Equity Fund-- GLDEX

Strategy & Objective

The Gold Bank  Equity Fund is a no-load  equity  mutual  fund  categorized  as a multi-cap value portfolio,  maintaining a diversified  portfolio of investments.
The  fund's  strategy  is  to  select  and  monitor  investments  to  offer  our shareholders  opportunities  to achieve  long-term  capital  growth and  provide current income from dividends or interest.

CHART - INVESTMENT STYLE

Comparative Rates Of Return As Of December 31, 2002

                                            One Year
GLDEX                                        -6.90%
Lipper Multi-Cap Value Fund*                -17.61%
Morningstar US Value Index*                 -13.68%
S&P 500 Index*                              -22.10%

*    Indices are unmanaged and not available for direct investments.

Top ten equity holdings

         1.       Agilent Technologies, Inc.         3.00%
         2.       American Power Conversion          2.78
         3.       Federal Signal Corp.               2.67
         4.       Hewlett-Packard Co.                2.62
         5.       Halliburton Co.                    2.57
         6.       Bristol Myers Squibb               2.50
         7.       AOL Time Warner                    2.45
         8.       Eastman Kodak Co.                  2.41
         9.       Bandag, Inc. Cl. B                 2.41
         10.      Waste Management, Inc.             2.40
Top Ten Equity Holdings Total                       25.81%

CHART - SECURITY WEIGHTINGS

PIE CHART - TOP TEN INDUSTRIES

Consumer Goods             14.8%
Technology                 13.4%
Capital Goods              11.7%
Basic Materials             8.9%
Energy                      7.4%
Consumer Staples            6.4%
Media & Entertainment       5.1%
Utilities                   4.8%
Telecommunication Services  4.6%
Health Care                 4.5%

Total return as of December 31, 2002
GLDEX                     -6.90%

CHART - GOLD BANK EQUITY FUND
VERSUS S&P 500

Gold Bank Equity  Fund's total return for one year as of December 31, 2002,  was
-6.90%. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will  fluctuate,  and  redemption  value may be more or less than original cost.

Schedule Of Investments

December 31, 2002

Gold Bank Equity Fund

Shares   Company  Market Value

COMMON STOCKS-- 85.35%
BASIC MATERIALS-- 8.95%
         1,200    duPont (E.I.) deNemours & Co.    $ 50,880
         4,200    Halliburton Co.                    78,582
         8,300    Hercules, Inc.*                    73,040
         2,000    Maverick Tube Corp.*               26,060
         300      Newmount Mining Corp.               8,709
         300      Sigma-Aldrich Corp.                14,610
         1,400    Worthington Industries             21,336
                                                    273,217
CAPITAL GOODS-- 11.73%
         5,600    American Power Conversion*         84,840
         13,000   Calgon Carbon                      64,220
         1,100    ChevronTexaco Corp.                73,128
         1,500    Cooper Industries Limited          54,675
         3,000    Honeywell International            72,000
         300      Raytheon Co.                        9,225
                                                    358,088
CONSUMER CYCLICAL-- 14.81%
         3,300    American Greetings Cl. A*          52,140
         4,300    Casey's General Stores, Inc.       52,503
         6,800    Delphi Automotive Systems          54,740
         2,100    Eastman Kodak Co.                  73,584
         13,700   Falcon Products, Inc.*             55,485
         4,400    McDonald's Corp.                   70,752
         1,300    Readers Digest Association Cl. A   19,630
         3,200    Waste Management, Inc.             73,344
                                                    452,178
CONSUMER STAPLES-- 6.37%
         4,400    Archer Daniels Midland Co.       $ 54,560
         1,900    Bandag, Inc. Cl. B                 73,492
         2,400    Campbell Soup Co.                  56,328
         5,000    Head N.V.                          10,050
                                                    194,430
ENERGY-- 7.42%
         1,122    ConocoPhillips, Inc.               54,294
         1,000    Kellwood Co.                       26,000
         2,900    Layne Christensen Co.*             23,780
         1,700    Marathon Oil Corp.                 36,193
         500      Noble Energy, Inc.                 18,775
         1,000    Shell Transport & Trading      38,920
         2,500    Southwestern Energy Co.*           28,625
                                                    226,587
FINANCIAL-- 3.67%
         1,200    BHA Group Holdings, Inc.*          20,580
         6,100    Sanfilippo (J.B.) & Sons, Inc.*    61,427
         1,800    1st Source Corp.                   30,150
                                                    112,157
HEALTH CARE-- 4.50%
         1,300    Baxter International, Inc.         36,400
         3,300    Bristol Myers Squibb               76,395
         700      Mylan Laboratories, Inc.           24,430
                                                    137,225
MEDIA & ENTERTAINMENT-- 5.12%
         5,700    AOL Time Warner*                   74,670
         4,200    Federal Signal Corp.               81,564
                                                    156,234
TECHNOLOGY-- 13.38%
         23       Agere Systems, Inc. Cl. A*       $     33
         582      Agere Systems, Inc. Cl. B*            815
         5,100    Agilent Technologies, Inc.*        91,596
         2,700    Applied Biosystems Group           47,358
         14,500   Collins Industries, Inc.           54,375
         1,746    Comcast Corp. Cl. A SPL*           41,153
         4,600    Hewlett-Packard Co.                79,856
         5,000    Isco, Inc.                         40,000
         2,200    Lucent Technologies*                2,772
         4,300    Motorola, Inc.                     37,195
         4,000    Novell, Inc.*                      13,360
                                                    408,513
TELECOMMUNICATION SERVICES-- 4.56%
         1,080    AT&T Corp.                     28,199
         2,600    BellSouth Corp.                    67,262
         2,300    Telecom Corp. New Zealand, ADS     43,976
                                                    139,437
UTILITIES-- 4.84%
         2,000    Alliant Energy Corp.               33,100
         3,400    Empire District Electric Co.       61,880
         2,300    Great Plains Energy, Inc.          52,624
                                                    147,604

TOTAL COMMON STOCKS                               2,605,670
(Cost $2,830,301)

FACE AMOUNT       DESCRIPTION       MARKET VALUE

GOVERNMENT SPONSORED ENTERPRISES-- 9.82%
   $ 150,000        Federal Home Loan Bank Discount Notes,
                           1.30%, due January 3, 2003        $ 149,990
     150,000         Federal National Mortgage Association,
                           1.31%, due January 10, 2003         149,953

TOTAL GOVERNMENT
SPONSORED ENTERPRISES                                          299,943
(Cost $299,943)

REPURCHASE AGREEMENT-- 5.34%
     163,000  State Street Bank and Trust Co.,
                           0.25%, due January 2, 2003
                           (Collateralized by U.S.
                           Treasury Bills, 8.875%,
                           due August 15, 2017 with
                           a market value of $172,769)         163,000
(Cost $163,000)

TOTAL INVESTMENTS-- 100.51%                                  3,068,613
(Cost $3,293,244)

Other assets less liabilities-- (0.51%)                        (15,628)

TOTAL NET ASSETS-- 100.00%                                 $ 3,052,985

The identified  cost of investments  owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

* Non-income producing security

See accompanying Notes to Financial Statements.

Portfolio Manager Market Review

Gold Bank Money Market Fund--Gldxx

Series Inception Date: 1/1/2002
Series Size: $47.8 Million

As 2002 came to a close, there were scattered signs of economic recovery against a backdrop of weakness. This weakness,  coupled with the potential war with Iraq and the adverse  affect this potential had on the equity  markets,  conspired to continue  driving down  short-term  interest rates. By the time The Federal Open
Market  Committee  lowered  rates by 50 basis  points in November  of 2002,  the
90-day Treasury bill had already fallen 66 basis points since March 18, 2002.

During the second half of 2002,  we  implemented  a "bar-bell"  strategy for the maturity  schedule of the funds' assets.  This keeps some  maturities  short for liquidity  needs,  and some  maturities  longer to capture higher  yields.  As a result,  we saw the fund yield  decrease by only 36 basis  points from the first quarter, not withstanding the falling rate environment we were operating in.

Six months ago, the budget deficit  projection was at $150 billion.  Projections have been revised to $300 billion and rising. This is mainly due to the creation of the Homeland Security Office,  spending for other security measures,  and the president's  Economic  Stimulus  Package.  It is logical to expect rates to rise during the second half of 2003, due to stronger  economic  expectations  (GDP of
2%) and a growing deficit.

/s/William R. Mitchell

Strategy & Objective

The Gold Bank Money Market  Fund's  objective  is to earn the maximum  amount of income that is  consistent  with  maintaining  the safety and  liquidity  of the
Fund's assets,  and to maintain a constant net asset value of $1 per share.  The fund invests in high quality debt instruments that present minimal credit risks, maintaining a dollar weighted average portfolio maturity of less than 90 days.

CHART - Investment Style

SEVEN-DAY YIELD AS OF December 31, 2002
GLDXX             +0.97%

CHART - Security Weightings

DOLLAR WEIGHTED AVERAGE MATURITY
GLDXX             67 Days

         Principal
Description       Amount   Market Value

SHORT-TERM CORPORATE NOTES-- 6.07%
American Express Credit,
         1.35%, due January 8, 2003         $      1,000,000       $   999,775
American Express Credit,
         1.33%, due January 14, 2003                 400,000           399,823
Chevron Texaco Corp.,
        1.32%, due January 6, 2003                   500,000           499,927
S. Smith Barney,
         1.32%, due January 3, 2003                1,000,000           999,963

TOTAL SHORT-TERM CORPORATE NOTES                   2,900,000         2,899,488
(Cost $2,899,488)

GOVERNMENT SPONSORED ENTERPRISES-- 94.15%
Federal Farm Credit Bank
         1.67%, due January 2, 2003                1,000,000         1,000,000
         1.73%, due January 2, 2003                  140,000           140,000
         5.625%, due January 2, 2003                 500,000           500,000
         5.89%, due January 6, 2003                  500,000           500,245
         6.75%, due January 13,  2003                120,000           120,173
         5.60%, due January 14, 2003                 150,000           150,205
         1.60%, due February 3, 2003                 200,000           200,043
         2.30%, due February 3, 2003                 450,000           450,200
         5.00%, due February 3, 2003                 625,000           626,853
         1.72%, due March 3, 2003                  1,500,000         1,500,906
         1.67%, due April 1, 2003                    190,000           189,966
Federal Home Loan Bank
         6.58%, due January 7, 2003                  745,000           745,511
         2.125%, due January 10, 2003              1,000,000         1,000,073
         5.125%, due January 13, 2003              1,675,000         1,676,649
         5.59%, due January 13, 2003                 100,000           100,113
         5.66%, due January 13, 2003                 245,000           245,290
         5.40%, due January 15, 2003                 470,000           470,631
         5.37%, due January 16, 2003                 300,000           300,408
         5.485%, due January 21, 2003                850,000           851,642
         5.50%, due January 21, 2003               2,035,000         2,038,883
         5.61%, due January 21, 2003                 300,000           300,610
         6.20%, due January 21, 2003                 175,000           175,435
         2.00%, due January 24, 2003                 250,000           250,026
         2.25%, due January 30, 2003                 405,000           405,133
         5.58%, due January 30, 2003                 100,000           100,281
         5.775%, due February 3, 2003                595,000           597,095
         2.25%, due February 5, 2003                 635,000           635,200
         5.65%, due February 6, 2003                 500,000           502,045
         5.00%, due February 14, 2003              1,190,000         1,194,637
         7.00%, due February 14, 2003                255,000           256,604
         6.00%, due February 18, 2003                100,000           100,417
         5.00%, due February 28, 2003                325,000           326,746
         2.375%, due March 6, 2003                   155,000           155,173
         6.025%, due March 13, 2003                  100,000           100,866
         6.085%, due March 24, 2003                   75,000            75,526
         5.70%, due March 25, 2003                   100,000           100,885
         2.83%, due April 21, 2003                   100,000           100,316
         4.50%, due April 25, 2003                 1,000,000         1,008,947
         6.02%, due May 6, 2003                      150,000           152,103
         4.50%, due May 15, 2003                     110,000           111,241
         7.25%, due May 15, 2003                     325,000           331,933
         6.05%, due June 9, 2003                     200,000           203,623
         2.375%, due June 10, 2003                 1,300,000         1,305,722
         5.78%, due June 26, 2003                    200,000           204,174
         5.91%, due July 2, 2003                     100,000           101,904
         4.50%, due July 7, 2003                     200,000           203,157
         6.00%, due August 28, 2003                  210,000           216,101
         5.575%, due September 2, 2003               350,000           358,369
         1.90%, due October 27, 2003                 100,000            99,918
         5.30%, due November 17, 2003                235,000           242,716
         2.00%, due November 21, 2003                400,000           399,896
         1.70%, due December 8, 2003                 475,000           475,000
Federal Home Loan Mortgage Corporation
         1.25%, due January 3, 2003                  200,000           199,993
         1.31%, due January 3, 2003                  193,000           192,993
         1.30%, due January 8, 2003                  200,000           199,957
         1.30%, due January 10, 2003                 803,000           802,768
         1.625%, due January 16, 2003                215,000           214,864
         1.34%, due January 17, 2003                 236,000           235,868
         1.319%, due January 22, 2003                206,000           205,851
         1.30%, due January 24, 2003                 303,000           302,759
         1.35%, due January 28, 2003                 100,000           99,903
         1.32%, due March 7, 2003                    275,000           274,355
         5.93%, due March 7, 2003                    215,000           216,737
         1.31%, due March 26, 2003                   200,000           199,396
         1.30%, due January 2, 2003                  250,000           250,000
         1.30%, due January 7, 2003                  447,000           446,919
         1.31%, due January 7, 2003                  275,000           274,950
         1.28%, due January 8, 2003                  300,000           299,936
         1.30%, due January 8, 2003                  521,000           520,887
         1.28%, due January 9, 2003                  103,000           102,974
         1.30%, due January 14, 2003                 782,000           781,661
         1.28%, due January 27, 2003                 401,000           400,644
         1.27%, due February 13, 2003                780,000           778,844
         7.00%, due February 15, 2003              1,020,000         1,026,563
         1.31%, due February 27, 2003                300,000           299,389
         1.73%, due February 27, 2003                150,000           149,596
         4.75%, due March 15, 2003                   250,000           251,554
         1.49%, due April 24, 2003                   120,000           119,444
         5.035%, due April 28, 2003                  100,000           100,786
         7.375%, due May 15, 2003                    710,000           725,589
         1.40%, due June 19, 2003                    100,000           99,347
         3.50%, due September 15, 2003               360,000           365,163
         3.18%, due October 24, 2003                 650,000           658,833
         1.585%, due December 8, 2003                500,000           499,932
         5.73%, due January 6, 2003                  100,000           100,046
         6.80%, due January 10, 2003               1,135,000         1,136,252
         1.28%, due January 14, 2003                 475,000           474,797
         1.72%, due January 15, 2003                 200,000           199,876
         5.25%, due January 15, 2003               1,388,000         1,389,732
         1.28%, due January 16, 2003                 500,000           499,751
         1.30%, due January 27, 2003                 100,000            99,910
         1.27%, due January 31, 2003                 269,000           268,725
         2.25%, due February 7, 2003                 200,000           200,095
         5.00%, due February 14, 2003                619,000           621,387
         1.31%, due February 19, 2003                715,000           713,751
         1.73%, due March 6, 2003                    200,000           199,394
         1.31%, due March 10, 2003                   280,000           279,317
         1.72%, due March 14, 2003                   100,000            99,661
         1.30%, due April 9, 2003                    176,000           175,383
         5.75%, due April 15, 2003                   402,000           406,960
         1.34%, due April 30, 2003                   350,000           348,463
         4.625%, due May 15, 2003                  1,413,000         1,429,896
         1.72%, due June 27, 2003                    198,000           196,335
         5.06%, due October 27, 2003                 100,000           102,805
         4.75%, due November 14, 2003                485,000           498,214
         5.375%, due November 17, 2003               630,000           650,448

TOTAL GOVERNMENT SPONSORED ENTERPRISES            44,810,000        44,989,243
(Cost $44,989,243)

TOTAL INVESTMENTS-- 100.22%                                         47,888,731
(Cost $47,888,731)

Other assets less liabilities-- (0.22%)                               (103,760)

TOTAL NET ASSETS-- 100.00%                                        $ 47,784,971

The identified  cost of investments  owned at December 31, 2002 was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2002

         GOLD BANK         GOLD BANK
         EQUITY FUND       MONEY MARKET FUND

ASSETS:
         Investments, at cost               $ 3,293,244       $ 47,888,731

         Investments, at value              $ 3,068,613       $ 47,888,731
         Cash today today                       206,580            --

         Receivables:
                  Dividends                       5,689            --
                  Interest                            1            539,103
                  Fund shares sold                --                 1,090
                      Total assets            3,280,883         48,428,924

LIABILITIES AND NET ASSETS:
         Cash overdraft                           --                13,732

         Payables:
                  Management fees                 2,216             21,041
                  Other fees                        818              3,067
                  Dividends                        --               42,147
                  Investments purchased         224,864            563,966
                      Total liabilities         227,898            643,953

NET ASSETS                                  $ 3,052,985       $ 47,784,971

NET ASSETS CONSIST OF:
         Capital (capital stock and
                  paid-in capital)            3,277,498         47,782,911
         Undistributed net
                  investment income                  83              --
         Accumulated net realized
                  gain on sale of investments        35              2,060
         Net unrealized depreciation
                  in value of investments      (224,631)              --

NET ASSETS APPLICABLE TO
OUTSTANDING SHARES                          $ 3,052,985        $ 47,784,971
Capital shares, $1.00 par value:
         Authorized                         Unlimited             Unlimited
         Outstanding                            331,468          47,782,911
NET ASSET VALUE PER SHARE                   $      9.21       $        1.00

See accompanying Notes to Financial Statements.

Statements Of Operations

For The Year Ended December 31, 2002

         GOLD BANK         GOLD BANK
         EQUITY FUND       MONEY MARKET FUND

INVESTMENT INCOME:
                  Dividends                 $        38,847      $   --
                  Interest                            3,151        675,370
                  Foreign tax withheld                (299)          --
                                                     41,699        675,370
EXPENSES:
                  Management fees                    15,042        181,636
                  Registration fees                   1,685          1,685
                  12b-1 fees                          4,720          --
                  Custody and accounting fees        26,367         37,398
                  Shareholder expenses                3,350         10,775
                  Professional fees                   7,513          7,513
                  Trustee expenses                    5,743          5,743
                  Other expenses                         68            413

                  Total expenses before voluntary
                      reduction of management fees   64,488        245,163
                  Less: fee waivers and expense
                           reimbursements           (43,317)       (37,039)

                           Net expenses              21,171        208,124

                           Net investment income     20,528        467,246

NET REALIZED AND UNREALIZED GAIN (LOSS) on investments:
                  Realized gain from:
                           Investment transactions   11,500          2,060
                  Change in net unrealized
                           depreciation from:
                           Investments             (224,631)          --

                  Net gain (loss) on investments   (213,131)         2,060
                      Increase (decrease) in net
                                assets resulting
                                 from operations $ (192,603)     $ 469,306

See accompanying Notes to Financial Statements.

Statements Of Changes In Net Assets

For The Year Ended December 31, 2002

         GOLD BANK         GOLD BANK
         EQUITY FUND       MONEY MARKET FUND

OPERATIONS:
         Net investment income                   $   20,528    $   467,246
         Net realized gain from
                  investment transactions            11,500          2,060
         Change in net unrealized
                  depreciation on investments      (224,631)          --

                  Net increase (decrease) in
                        net assets resulting
                             from operations       (192,603)       469,306

DISTRIBUTIONS TO SHAREHOLDERS:
         Net investment income                      (20,445)      (467,246)
         Net realized gain from
                  investment transactions           (11,465)         --
                           Total distributions
                               to shareholders      (31,910)      (467,246)

CAPITAL SHARE TRANSACTIONS:
         Shares sold                              3,304,632    121,454,475
         Reinvested distributions                    20,528          7,344
                                                  3,325,160    121,461,819
         Shares repurchased                         (97,662)   (73,728,908)
         Net increase from
             capital share transactions           3,227,498     47,732,911
             Net increase in net assets           3,002,985     47,734,971

NET ASSETS:
         Beginning of year                           50,000         50,000
         End of year                            $ 3,052,985   $ 47,784,971
         Undistributed net investment
                  income at end of year                $ 83       $ --
Fund share transactions:
         Shares sold                                334,955    121,454,475
         Reinvested distributions                     2,226          7,344
                                                    337,181    121,461,819
         Shares repurchased                         (10,713)   (73,728,908)
            Net increase in fund shares             326,468     47,732,911

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Gold Bank Funds  (comprised of the Gold Bank Equity Fund and Gold Bank Money
Market Fund and collectively referred to herein as the "Funds") is a series type fund  registered  under the  Investment  Company Act of 1940,  as amended,  as a no-load open-end,  diversified  management  investment  company.  The Funds were organized on December 6, 2001, and commenced  operations on January 1, 2002. The
Gold Bank Funds are required to account for the assets of each series separately and to allocate general  liabilities of the Gold Bank Funds to each series based upon the  relative  net assets of each  series.  The  following  is a summary of
significant   accounting  policies   consistently   followed  by  the  Funds  in
preparation of their financial statements:

A.  Investment  Valuation-- Securities  are valued at the latest sales price for securities  traded on a principal  exchange  (U.S. or foreign) and on the NASDAQ
National  Market.  Securities  traded on  over-the-  counter  markets and listed securities  for which no sales are  reported  are valued at the mean between the last  reported  bid and asked  prices.  When market  quotations  are not readily available,  securities  are valued at fair value as  determined in good faith by the Board of Directors. Short-term securities maturing within 60 days are valued at amortized  cost,  which  approximates  market value.  Foreign  securities are converted to U.S.  dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M.  (Eastern Time),  the rate of exchange will be determined in good faith by the Board of Directors.

Pursuant  to Rule  2a-7 of the  Investment  Company  Act of  1940,  as  amended, securities  in the  Money  Market  Fund are  valued  at  amortized  cost,  which approximates market value.

B. Investment  Transactions  and Investment  Income-- Security  transactions are accounted for on the date the securities are purchased or sold.  Dividend income less  foreign  taxes  withheld  (if any) is  recorded on the  ex-dividend  date.
Interest  income is recognized on the accrual  basis.  Realized gains and losses from investment  transactions  and unrealized  appreciation  and depreciation of investments  are reported on the identified cost basis.  All  discounts/premiums are  accreted/amortized  for  financial  reporting  purposes and are included in interest income.

C.  Expense  Limitations -- Gold  Capital  Management,  Inc.  (the  Manager) has
contractually  agreed  for a period  of one year to waive  fees  and/or  to make payments to limit the total operating expenses of the Funds to an annual rate of
1.05% of average  daily net assets  for Gold Bank  Equity;  and 0.55% of average daily net assets for Gold Bank Money Market.

This  expense  limitation  may be  continued  under a  contractual  or voluntary arrangement  or be terminated  by the Manager.  The Manager may be reimbursed by the  Funds  for such  expenses  for a period  of three  years  from the date the expense was waived or paid. This may be done only if such reimbursement does not exceed the expense cap  percentage  disclosed  above.  At December 31, 2002, the total dollar amounts available for reimbursement to the Manager are shown in the
Statement of Operations.

D. Repurchase  Agreements-- The Funds may enter into repurchase  agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds'
investment advisor deems  creditworthy  under guidelines  approved by the Funds'
Board of  Directors,  subject  to the  seller's  agreement  to  repurchase  such securities  at a mutually  agreed  upon date and  price.  The  repurchase  price generally  equals the price paid by the Funds plus  interest  negotiated  on the basis of current short-term rates.

Securities  pledged as  collateral  for  repurchase  agreements  are held by the custodian  bank  until  the  respective  agreements  mature.  Provisions  of the repurchase agreements ensure that the market value of the collateral,  including accrued  interest  thereon,  is  sufficient  in  the  event  of  default  of the counterparty.  If the  counterparty  defaults  and the  value of the  collateral declines or if the counterparty enters an insolvency proceeding,  realization of the collateral by the Funds may be delayed or limited.

E.  Federal  and  State  Taxes-- The Funds  complied  with the  requirements  of
Subchapter M of the Internal  Revenue Code  applicable  to regulated  investment companies and therefore, no provision for federal or state tax is required.

F. Distributions to Shareholders-- Distributions to shareholders are recorded on the ex-dividend  date.  Distributions  are determined in accordance with federal tax  regulations  and may  differ  from  those  determined  in  accordance  with accounting principles generally accepted in the United States.

G. Use of Estimates-- The preparation of financial statements in conformity with
accounting   principles   generally  accepted  in  the  United  States  requires
management to make estimates and assumptions  that affect the amount reported in the financial  statements and  accompanying  notes.  Actual results could differ from such estimates.

2. MANAGEMENT FEES

Management fees are paid to Gold Capital Management, Inc. in accordance with the advisory  agreement  with the  Funds.  Listed  below  are  management  fees as a percentage of average daily net assets.

                        Annual Rate
Fund                    Percentage
Gold Bank Equity           0.75%
Gold Bank Money Market     0.50%

3. DISTRIBUTION PLAN

The Gold  Bank  Equity  Fund has  adopted a  Distribution  Plan  related  to the offering of shares  pursuant to Rule 12b-1 under the  Investment  Company Act of
1940.  The plan  provides for payments at an annual rate of 0.25% of the average daily net assets of the Gold Bank Equity Fund.

4. FEDERAL TAX MATTERS

Net  investment  income and net realized gains (losses) may differ for financial
statement  and  tax  purposes   because  of  temporary  or  permanent   book/tax
differences. To the extent these differences are permanent, adjustments are made to the appropriate  equity  accounts in the period that the  differences  arise.
There were no permanent differences during the current year.

The tax character of distributions paid during the year ended December 31, 2002, were  identical to those  distributions  reported in the Statement of Changes in
Net Assets except as follows:

                                                2002
                                        CAPITAL         RETURN
FUND                    ORDINARY         GAIN         OF CAPITAL       TOTAL

Gold Bank Equity        $31,910         $ --            $ --          $31,910

As of December 31, 2002 the  components of accumulated  earnings  (deficit) on a tax basis were  identical  to those  reported  in the  Statements  of Assets and
Liabilities.

For the year ended December 31, 2002 for corporate  shareholders,  the following percentages of ordinary income distributions qualify for the corporate dividends received deduction:

FUND                    PERCENTAGE
Gold Bank Equity           100%

5. INVESTMENT TRANSACTIONS

Investment  transactions  for  the  year  ended  December  31,  2002  (excluding maturities of short-term  commercial  notes and  repurchase  agreements)  are as follows:

Gold Bank Equity Fund:
Purchases               $        2,886,821
Proceeds from sales                 68,020

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2002

Condensed data for a share of capital stock
outstanding throughout the period.
         GOLD BANK         GOLD BANK
         EQUITY FUND       MONEY MARKET FUND

Net asset value, beginning of year          $   10.00             $   1.00

   Income (loss) from investment operations:
      Net investment income                       .06                  .01
      Net gains (losses) on securities
      (both realized and unrealized)             (.75)                 --
Total from investment operations                 (.69)                 .01

   Less distributions:
      Dividends from net investment income       (.06)                (.01)
      Distributions from capital gains           (.04)                 --
         Total distributions                     (.10)                (.01)

Net asset value, end of year                $    9.21              $  1.00

Total return(a)                                 (6.90%)               1.24%

Ratios/Supplemental Data
Net assets, end of year (in thousands)      $   3,053              $47,785
Ratio of expenses to average net assets(b)       1.05%                 .55%
Ratio of expenses to average net assets
         before fee waivers and expense
         reimbursements(b)                       3.20%                 .65%
Ratio of net investment income to
         average net assets(b)                   1.02%                1.23%
Ratio of net investment income (loss)
         to average net assets
         before fee waivers and
         expense reimbursements(b)              (1.13%)               1.13%
Portfolio turnover rate                             3%                 --

(a)Total return not annualized for periods less than one full year
(b)Annualized for periods less than one full year

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders of the Gold Bank Funds

We have audited the accompanying statements of assets and liabilities, including the  schedules of  investments,  of the Gold Bank Funds  (comprised of Gold Bank
Equity Fund and Gold Bank Money Market  Fund) as of December  31, 2002,  and the
related statements of operations, changes in net assets and financial highlights for the year then ended  December  31,  2002.  These  financial  statements  and financial  highlights are the responsibility of the Gold Bank Funds' management.
Our  responsibility  is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  and financial  highlights  are free of  material  misstatement.  An  audit  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements  and financial  highlights.  Our  procedures  included confirmation  of  investments  owned as of December 31, 2002, by  correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions,  we performed  other auditing  procedures.  An audit also includes assessing the  accounting  principles  used and  significant  estimates  made by management,  as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial position of each of the respective  funds  constituting the Gold Bank Funds at December 31, 2002, and the results of their  operations,  changes in their net assets and financial highlights for the year ended December 31, 2002, in conformity  with  accounting principles generally accepted in the United States.

/s/Ernst & Young LLP
Kansas City, Missouri
January 17, 2003

This report has been prepared for the  information of the  Shareholders  of Gold
Bank Equity Fund and Gold Bank Money Market Fund,  and is not to be construed as an offering of the shares of the Funds.  Shares of the Funds are offered only by the  Prospectus,  a copy of which may be obtained from Gold Capital  Management,
Inc.

NOTICE TO SHAREHOLDERS

Trustees and Officers of the Funds (unaudited)

The  management  and affairs for the Funds are  supervised by the Trustees under the laws of the State of Delaware.  The Trustees and  executive  officers of the
Funds  and their  principal  occupations  for the last five  years are set forth below.  Each may have held other positions with the named companies  during that period.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS
(a)Larry D. Armel (60)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Trustee and Chairman

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL    OCCUPATION(S)    DURING   PAST   5   YEARS    Retired/Self-employed
(consulting)since  January of 2000;  and,  formerly:  President  and Director of
Jones & Babson, Inc. (mutual fund management company);  Chairman,  President and Director,  each of the Babson Funds (nine mutual funds with ten portfolios),
Buffalo  Funds (five mutual  funds) and UMB Scout Funds  (thirteen  mutual funds with fourteen portfolios);  President, Principal Executive Officer and Director,
Investors Mark Series Fund, Inc. (nine mutual funds);  and, Director,  AFBA Five
Star Fund, Inc. (four mutual funds).

NUMBER OF FUNDS OVERSEEN BY TRUSTEE
Two

OTHER DIRECTORSHIPS HELD BY TRUSTEE
None

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS
(a)Malcolm M. Aslin (54)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Trustee and Chief Executive Officer

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS President,  Gold Banc Corporation,
Inc. (banking and financial  services);  Chairman and President,  Gold Financial
Services,  Inc. (financial holding company);  Chairman,  ComputNet  Engineering,
Inc. (data  processing & info tech services);  Chairman and President,  Gold
Insurance,  Inc.  (full  line  insurance  agency);   Chairman,  Gold  Investment
Advisors,  Inc.  (investment  advisor  services);  President,  Gold  Reinsurance
Company  Ltd.  (reinsurance  company);   President,  Gold  Merchant  Banc,  Inc.
(merchant  bank);  and,  formerly  Chairman of Western  National Bank and Unison
Bancorporation.

NUMBER OF FUNDS OVERSEEN BY TRUSTEE
Two

OTHER DIRECTORSHIPS HELD BY TRUSTEE
Gold Banc Corporation, Inc. (banking and financial services).

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS
David B. Anderson (57)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Trustee and Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President of Gold Capital Management, Inc.; and, formerly officer in charge of the Trust Investment Division of UMB Bank

NUMBER OF FUNDS OVERSEEN BY TRUSTEE
Two

OTHER DIRECTORSHIPS HELD BY TRUSTEE
None

NON-Interested trustees

NAME, AGE AND ADDRESS
George R. Adair (82)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Retired.

NUMBER OF FUNDS OVERSEEN BY TRUSTEE
Two

OTHER DIRECTORSHIPS HELD BY TRUSTEE
None

NON-Interested trustees

NAME, AGE AND ADDRESS
Norman L. Cochran (80)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Retired.

NUMBER OF FUNDS OVERSEEN BY TRUSTEE
Two

OTHER DIRECTORSHIPS HELD BY TRUSTEE
None

NON-Interested trustees

NAME, AGE AND ADDRESS
Sue Heckart (63)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
President of Heckart Funeral Homes.

NUMBER OF FUNDS OVERSEEN BY TRUSTEE
Two

OTHER DIRECTORSHIPS HELD BY TRUSTEE
None

NON-Interested trustees

NAME, AGE AND ADDRESS
Thomas A. Knox (26)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
PhD  candidate,   Harvard  University;   and,  formerly  a  student  at  Harvard
University.

NUMBER OF FUNDS OVERSEEN BY TRUSTEE
Two

OTHER DIRECTORSHIPS HELD BY TRUSTEE
None

OFFICERS OF THE FUNDs

NAME, AGE AND ADDRESS
P. Bradley Adams (42)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Principal Financial Officer, Principal Accounting Officer and Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS Vice  President,  Chief  Financial
Officer  and  Treasurer,  Jones  &  Babson,  Inc.  (mutual  fund  management company); Treasurer, Investors Mark Advisor, LLC ("IMA") (mutual fund management
company);   Principal  Financial  Officer  and  Principal   Accounting  Officer,
Investors Mark Series Fund, Inc.1; Vice President,  Principal Financial Officer,
Principal  Accounting  Officer  and  Treasurer,   Babson  Fund  Complex2;   Vice
President,   Principal  Financial  Officer,  Principal  Accounting  Officer  and
Treasurer,  Buffalo Fund  Complex3;  and, Vice  President,  Principal  Financial
Officer, Principal Accounting Officer and Trustee, J&B Funds.4

OFFICERS OF THE FUNDs

NAME, AGE AND ADDRESS
Martin A. Cramer (53)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS Legal and Regulatory  Affairs Vice
President,  Chief Compliance  Officer and Secretary,  Jones &  Babson,  Inc.
(mutual fund management  company);  Chief Compliance Officer and Secretary,  IMA
(mutual  fund  management  company);  Chief  Compliance  Officer and  Secretary,
Investors Mark Series Fund, Inc.; Vice President,  Chief Compliance  Officer and
Secretary,  Babson Fund Complex;  Vice President,  Chief Compliance  Officer and
Secretary, Buffalo Fund Complex; and, Assistant Vice President, Chief Compliance
Officer and Secretary, J&B Funds.

OFFICERS OF THE FUNDS

NAME, AGE AND ADDRESS
Stephen R. Oliver (51)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

POSITIONS(S) HELD WITH FUNDS
Vice President and Chief Compliance Officer

TERM OF OFFICE AND LENGTH OF TIME SERVED
One year term and one year of service

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Senior Vice  President,  Gold Capital  Management,  Inc.  (broker/dealer);  Vice
President,  Gold Financial  Services,  Inc.  (financial  holding company);  Vice
President and Secretary, Gold Insurance, Inc. (full line insurance agency); and,
Vice President, Gold Reinsurance Company Ltd. (reinsurance company).

(a)Each  of these  Trustees  may be deemed to be an  "interested  person" of the
Funds as that term is defined in the Investment Company Act of 1940, as amended.
Messr.  Armel is an  interested  Trustee  as a result of a  business  consulting relationship with Gold Capital Management, Inc. relating to the formation of the
Trust.  Messrs.  Aslin  and  Anderson  are  interested  Trustees  due  to  their employment by Gold Banc  Corporation,  Inc. and Gold Capital  Management,  Inc.,
respectively.  Gold  Capital  Management,  Inc.  serves as the Funds  Investment
Advisor, Distributor and Manager.

1 The Investors Mark Series Fund,  Inc. is a series fund  consisting of Balanced
Portfolio,  Global  Fixed  Income  Portfolio,  Growth  &  Income  Portfolio,
Intermediate Fixed Income Portfolio, Large Cap Value Portfolio, Large Cap Growth
Portfolio, Mid Cap Equity Portfolio, Money Market Portfolio and Small Cap Equity
Portfolio.  Jones  &  Babson,  Inc.  serves  as  Principal  Underwriter  and
Registered Transfer Agent for the Investors Mark Series Fund, Inc.

2 The Babson Fund  Complex  consists of Babson  Enterprise  Fund,  Inc.,  Babson
Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc.,  Shadow Stock Fund,
Inc., Babson Value Fund, Inc.,  Babson-Stewart  Ivory  International Fund, Inc.,
D.L. Babson Tax-Free Income Fund,  Inc., D.L. Babson Money Market Fund, Inc. and
D.L. Babson Bond Trust (Portfolio L & Portfolio S). Jones & Babson, Inc.
serves as Investment  Advisor,  Principal  Underwriter  and Registered  Transfer
Agent for each fund in the Babson Fund Complex.

3 The Buffalo Fund Complex  consists of Buffalo  Balanced  Fund,  Inc.,  Buffalo
Large Cap Fund,  Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo Small Cap Fund,
Inc.,  Buffalo USA Global Fund,  Inc. and the Buffalo  Funds,  which is a series fund  consisting of Buffalo  Science &  Technology  Fund and Buffalo Mid Cap
Fund. Jones &  Babson,  Inc. serves as Principal  Underwriter and Registered
Transfer Agent for each fund in the Buffalo Fund Complex.

4 The J&B Funds are a series fund consisting of J&B  Mid-Cap  Aggressive
Growth Fund,  J&B  Small-Cap  Aggressive  Growth Fund and J&B  Small-Cap
International  Fund.  Jones &  Babson,  Inc.  serves as Investment  Advisor,
Principal  Underwriter  and  Registered  Transfer  Agent for each of the J&B
Funds.

The Statement of Additional  Information ("SAI") includes
 additional information
about the Funds Trustees and is available upon request without charge by calling
1-800-481-2591,  or writing Gold Bank Funds,  P.O. Box 7410,  Overland  Park, KS
66207.

Gold Bank Funds
         Equity Fund
         Money Market Fund

Investment Advisor, Distributor And Manager
         Gold Capital Management, Inc.
         Overland Park, Kansas

Auditors
         Ernst & Young, LLP
         Kansas City, Missouri

Legal Counsel
         Stradley, Ronon, Stevens & Young, LLP
         Philadelphia, Pennsylvania

Custodian
         State Street Bank And Trust Co.
         Kansas City, Missouri

Administrator And Transfer Agent
         Jones & Babson, Inc.
         Kansas City, Missouri

Gold Bank
Funds

P.O. Box 7410
Overland Park, Kansas 66207

Contact your Gold Capital broker or call
toll free 800-481-2591

www.goldbank.com

GOLD BANK FUNDS
P.O. Box 7410
Overland Park, Kansas 66207